Document and Entity Information	Nov. 03, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2022
Entity Registrant Name	Crucible Acquisition Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39837
Entity Tax Identification Number	85-3052152
Entity Address, Address Line One	645 Walnut Street
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80302
City Area Code	401
Local Phone Number	216-7635
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001825497
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of a redeemable warrant to acquire one share of Class A common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	CRU.U
Security Exchange Name	NYSE
Common Stock Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CRU
Security Exchange Name	NYSE
Redeemable warrants to acquire one share of Class A common stock included as part of the Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Security Exchange Name	NONE
No Trading Symbol Flag	true